Investments in subsidiaries	12 Months Ended
Dec. 31, 2022
Interests In Other Entities [Abstract]
Investments in subsidiaries

18	Investments in subsidiaries

Main subsidiaries of HSBC Bank plc[1]
	At 31 Dec 2022
	Country of incorporation or registration	HSBC Bank plc’s interest in equity capital	Share class
		%
HSBC Investment Bank Holdings Limited	England and Wales	100.00	£1 Ordinary
HSBC Life (UK) Limited	England and Wales	100.00	£1 Ordinary
HSBC Trinkaus & Burkhardt GmbH	Germany	99.99	€1 Ordinary
HSBC Continental Europe	France	99.99	€5 Actions
HSBC Bank Malta p.l.c	Malta	70.03	€0.3 Ordinary
1    Main subsidiaries are either held directly or indirectly via intermediate holding companies.
All the above prepare their financial statements up to 31 December. Details of all group subsidiaries, as required under Section 409 of the Companies Act 2006, are set out in Note 36. The principal countries of operation are the same as the countries of incorporation.